Transamerica Inflation Opportunities Average Annual Total Returns - Retail Class [Member]		12 Months Ended	33 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	4.62%	0.06%		2.44%
Performance Inception Date	Apr. 01, 2023
Bloomberg US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.01%		1.13%		3.09%
Bloomberg Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.11%		(2.55%)		1.48%
A
Prospectus [Line Items]
Average Annual Return, Percent		0.90%		(0.04%)		2.25%
Performance Inception Date	Mar. 01, 2014
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.62%)		(1.36%)		1.31%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.52%		(0.56%)		1.35%
C
Prospectus [Line Items]
Average Annual Return, Percent		4.05%		0.28%		2.03%
Performance Inception Date	Mar. 01, 2014
I
Prospectus [Line Items]
Average Annual Return, Percent		6.10%		1.27%		3.04%
Performance Inception Date	Mar. 01, 2014
I2
Prospectus [Line Items]
Average Annual Return, Percent		6.19%		1.30%		3.09%
Performance Inception Date	Mar. 01, 2014
R6
Prospectus [Line Items]
Average Annual Return, Percent		6.29%		1.32%	2.73%
Performance Inception Date	Jul. 25, 2016